Loans - Schedule of Loan Portfolio (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Schedule of Loan Portfolio [Line Items]
Loans - gross	$ 321,685	$ 329,418
Allowance for credit losses	(2,257)	(2,170)
Loans - net	319,428	327,248
Land [Member]
Schedule of Loan Portfolio [Line Items]
Loans - gross	1,866	1,508
Farm [Member]
Schedule of Loan Portfolio [Line Items]
Loans - gross	1,756	3,023
Nonresidential Real Estate [Member]
Schedule of Loan Portfolio [Line Items]
Loans - gross	32,843	31,698
Commercial and industrial [Member]
Schedule of Loan Portfolio [Line Items]
Loans - gross	493	691
One- to four-family [Member] | Residential Real Estate [Member]
Schedule of Loan Portfolio [Line Items]
Loans - gross	240,031	251,338
Multi-family [Member] | Residential Real Estate [Member]
Schedule of Loan Portfolio [Line Items]
Loans - gross	13,987	15,505
Construction [Member] | Residential Real Estate [Member]
Schedule of Loan Portfolio [Line Items]
Loans - gross	11,793	9,314
Loans on deposits [Member] | Consumer and Other [Member]
Schedule of Loan Portfolio [Line Items]
Loans - gross	488	813
Home Equity [Member] | Consumer and Other [Member]
Schedule of Loan Portfolio [Line Items]
Loans - gross	17,792	14,643
Automobile [Member] | Consumer and Other [Member]
Schedule of Loan Portfolio [Line Items]
Loans - gross	122	134
Unsecured [Member] | Consumer and Other [Member]
Schedule of Loan Portfolio [Line Items]
Loans - gross	$ 514	$ 751